Related party transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related party transactions
Schedule of transactions with joint arrangements and associates

	2020	2019	2018
	€m	€m	€m
Sales of goods and services to associates	32	27	19
Purchase of goods and services from associates	4	3	1
Sales of goods and services to joint arrangements	305	242	194
Purchase of goods and services from joint arrangements	97	192	199
Net interest income receivable from joint arrangements[1]	71	96	120
Trade balances owed:
by associates	4	1	4
to associates	4	3	2
by joint arrangements	157	193	107
to joint arrangements	37	25	28
Other balances owed by joint arrangements[1]	1,083	997	1,328
Other balances owed to joint arrangements2	2,017	169	150

Notes:

1	Amounts arise primarily through VodafoneZiggo, Vodafone Hutchison Australia and Inwit S.p.A.. Interest is paid in line with market rates.
2	Amounts for the year ended 31 March 2020 are primarily in relation to leases of tower space from INWIT S.p.A.